Overview of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of General Distribution Payments	The following table summarizes the quarterly recognition of general distribution payments recognized in other expense (income), net in the Company’s 2020 consolidated statements of operations (in millions):

Three Months Ended
March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	Total
$—	$(44.3)	$(23.1)	$(24.1)	$(91.5)